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                          Sun Capital Advisers Trust
                          One Sun Life Executive Park
                     Wellesley Hills, Massachusetts 02481

                                  May 4, 2001

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

RE:  Sun Capital Advisers Trust
     (File Nos. 333-59093 and 811-08879)
     CIK No. 0001065698

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 7 to the Trust's registration statement on Form N-1A filed electronically (Accession No. 0000927016-01-500494) on April 30, 2001.

     If you have any questions about this certification, please contact me at
(781) 446-1867 (collect).

                                                          Very truly yours,

                                                          /s/ Maura A. Murphy

                                                          Maura A. Murphy

cc:  Christopher P. Harvey, Esq.
     Michelle H. Rhee, Esq.